Leases	12 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
Leases
NOTE 22. LEASES
The consolidated balance sheet shows the following amounts relating to leases:

	Consolidated
Right-of-use Assets	June 30, 2026 A$	June 30, 2025 A$
Buildings	986,701	506,023

	986,701	506,023

	Consolidated
	June 30, 2026	June 30, 2025
Lease Liabilities	A$	A$
Current	290,149	205,390

Non-current	757,377	314,914

Total Lease Liabilities Balance	1,047,526	520,304

The recognized Right of Use (ROU) assets are comprised solely of property leases in Germany and France. Movements during the fiscal years ended June 30, 2026 and June 30, 2025 are as follows:

ROU asset	A$
Opening balance of ROU asset as at July 1, 2024	616,578
Lease addition and modification for the fiscal year ended June 30, 2025	138,563
Lease disposals for the financial year ended June 30, 2025	—
Depreciation for the financial year ended June 30, 2025	(255,110)
Foreign exchange differences	5,992
Closing balance of ROU asset as at June 30, 2025	506,023
Opening balance of ROU asset as at July 1, 2025	506,023
Lease addition and modification for the fiscal year ended June 30, 2026	848,726
Lease disposals for the financial year ended June 30, 2026	(23,021)
Depreciation for the financial year ended June 30, 2026	(284,945)
Foreign exchange differences	(60,082)
Closing balance of ROU asset as at June 30, 2026	986,701

For the fiscal years ended June 30, 2026 and June 30, 2025, movement of lease liabilities and aging presentation are as follows:

	Consolidated
Lease Liabilities Reconciliation	June 30, 2026 A$	June 30, 2025 A$
Opening Balance	520,304	633,028
Lease additions and modifications	776,566	130,405
Interest charged for the year	44,817	36,283
Disposals	(24,371)	—
Principal paid for the year	(214,424)	(270,666)
Interest expense paid for the year	(40,582)	(36,759)
Foreign exchange adjustments	(14,784)	28,013

Closing Balance	1,047,526	520,304

Maturities of Lease Liabilities
The table below shows the Group’s lease liabilities in relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Lease Liabilities	Less than 1 year A$	Between 1 and 2 years A$	Between 2 and 5 years A$	Over 5 years A$	Total contractual cash flows A$	Carrying amount A$
2026	331,715	360,027	444,410	—	1,136,152	1,047,526
2025	230,499	158,259	179,588	—	568,346	520,304